SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES ATTRIBUTABLE INTEREST (Details)	Dec. 31, 2013	Mar. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES ATTRIBUTABLE INTEREST
Attributable interest of Steiva Ventures International Ltd - BVI	100.00%	100.00%
Attributable interest of Steiva Asia Limited - Hong Kong SAR	100.00%	100.00%
Attributable interest of Steiva Technew Limited - Hong Kong SAR	70.00%	70.00%
SC Brands Pte Ltd - Singapore	70.00%